SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of subsidiaries [line items]
Revenues	$ 1,482	$ 1,205	$ 2,974	$ 2,536
Net income (loss)	(88)	151	(158)	328
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(70)	(18)	(126)	(34)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	1	0	2
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(505)	(275)	(886)	(461)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,482	1,205	2,974	2,536
Net income (loss)	216	424	399	777
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	$ 271	$ 19	$ 455	$ 44